Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Other Comprehensive Income [Abstract]
Net income (loss)	$ 345	$ (1,342)	$ (2,479)	$ 1,210	$ (992)
Other comprehensive loss, net:
Change in unrealized loss on investments, net	(191)	0	0	0	0
Comprehensive income (loss)	$ 154	$ (1,342)	$ (2,479)	$ 1,210	$ (992)